OTHER NON-CURRENT ASSETS - THIRD PARTIES	6 Months Ended
Jun. 30, 2026
OTHER NON-CURRENT ASSETS - THIRD PARTIES
OTHER NON-CURRENT ASSETS - THIRD PARTIES
9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Deposits for long-term operating leases	1,914	2,030
Prepayments for purchases of property, equipment and software	464	10,612
Deductible VAT	63,897	65,149
Others	592	617
Total	66,867	78,408